Exhibit 99.1

Drive Auto Receivables Trust 2020-2

Class A-1 0.32433% Asset Backed Notes

Class A-2-A 0.85% Asset Backed Notes

Class A-2-B Benchmark + 0.53% Asset Backed Notes

Class A-3 0.83% Asset Backed Notes

Class B 1.42% Asset Backed Notes

Class C 2.28% Asset Backed Notes

Class D 3.05% Asset Backed Notes

Servicer’s Certificate

This Servicer’s Certificate has been prepared pursuant to Section 4.6 of the Sale and Servicing Agreement among Drive Auto Receivables Trust 2020-2, as Issuer, Santander Consumer USA Inc., as Servicer, Santander Drive Auto Receivables LLC, as Seller, and Wilmington Trust, N.A. as Indenture Trustee, dated as of June 17, 2020. Defined terms have the meanings assigned to them in the Sale and Servicing Agreement or in other Transaction Documents.

Collection Period Beginning:	06/01/2020
Collection Period Ending:	06/30/2020
Previous Payment Date/Close Date:	06/17/2020
Payment Date	07/15/2020
Days of Interest for Period:	28
Days in Collection Period:	30
Months Seasoned:	1

				Original
Purchases	Units	Cut-off Date	Closing Date	Pool Balance
Initial Purchase	65,649	05/31/2020	06/17/2020	1,271,513,437.74

Total	65,649			1,271,513,437.74

I. PRINCIPAL BALANCE CALCULATION

{1} Beginning of period aggregate Principal Balance												{1}	1,271,513,437.74

Monthly principal amounts
{2} Payments Received											{2}	19,488,432.10
{3} Repurchased Receivables											{3}	48,813.87
{4} Defaulted Receivables											{4}	—
{5} Cram Down Losses and Other Principal Adjustments											{5}	2,156.83
{6} Other Receivables adjustments											{6}	—

{7} Total Principal distributable amount												{7}	19,539,402.80

{8} End of period aggregate Principal Balance												{8}	1,251,974,034.94

{9} Pool Factor ({8}/ Original Pool Balance)												{9}	0.984633

II. NOTE BALANCE CALCULATION
						Class A-1	Class A-2-A	Class A-2-B	Class A-3	Class B	Class C	Class D	Total
{10} Original Note Balance					{10}	109,000,000.00	275,000,000.00	65,000,000.00	129,520,000.00	135,420,000.00	128,430,000.00	100,450,000.00	942,820,000.00

{11} Beginning of period Note Balance					{11}	109,000,000.00	275,000,000.00	65,000,000.00	129,520,000.00	135,420,000.00	128,430,000.00	100,450,000.00	942,820,000.00
{12} First Allocation of Principal					{12}	—	—	—	—	—	—	—	—
{13} Second Allocation of Principal					{13}	—	—	—	—	—	—	—	—
{14} Third Allocation of Principal					{14}	—	—	—	—	—	—	—	—
{15} Fourth Allocation of Principal					{15}	—	—	—	—	—	—	—	—
{16} Fifth Allocation of Principal					{16}	—	—	—	—	—	—	—	—
{17} Regular Allocation of Principal					{17}	34,476,670.37	—	—	—	—	—	—	34,476,670.37
{18} Optional Purchase payment amount					{18}	—	—	—	—	—	—	—	—
{19} End of period Note Balance					{19}	74,523,329.63	275,000,000.00	65,000,000.00	129,520,000.00	135,420,000.00	128,430,000.00	100,450,000.00	908,343,329.63
{20} Note Pool Factors					{20}	0.683700	1.000000	1.000000	1.000000	1.000000	1.000000	1.000000	0.963432
{21} Principal payment per $1,000					{21}	316.30	—	—	—	—	—	—	36.57

III. RECONCILIATION OF COLLECTION ACCOUNT

Available Funds
{22} Principal Payments Received											{22}	19,488,432.10
{23} Net Liquidation Proceeds											{23}	(4,995.14)
{24} Principal on Repurchased Receivables											{24}	48,813.87
{25} Interest on Repurchased Receivables											{25}	369.51
{26} Interest collected on Receivables											{26}	20,120,316.92
{27} Other amounts received											{27}	6,859.58
{28} Optional Purchase Price											{28}	—
{29} Reserve Account Excess Amount											{29}	—
{30} Reserve Account Draw Amount											{30}	—

{31} Total Available Funds												{31}	39,659,796.84

Distributions
{32} Indenture Trustee Fee											{32}	—
{33} Owner Trustee Fee											{33}	—
{34} Asset Representations Reviewer Fee											{34}	—

Servicing Fee

	Calculated Fee	Carryover Shortfall	Change from prior period	Total
{35}	4,238,378.13	—	—	4,238,378.13							{35}	4,238,378.13

Class A Accrued Note Interest

	Class	Beginning Note Balance	Interest Rate	Days	Days Basis		Calculated Interest
{36}	Class A-1	109,000,000.00	0.32433%	28	ACT/360		27,495.98				{36}	27,495.98
{37}	Class A-2-A	275,000,000.00	0.85%	28	0.083333333		181,805.56				{37}	181,805.56
{38}	Class A-2-B	65,000,000.00	0.71667%	28	ACT/360		36,231.65				{38}	36,231.65
{39}	Class A-3	129,520,000.00	0.83%	28	0.083333333		83,612.36				{39}	83,612.36

Class A Accrued Note Interest

	Class	Carryover Shortfall	Change from prior period	Carryover Shortfall per $1,000
{40}	Class A-1	—	—	—							{40}	—
{41}	Class A-2-A	—	—	—							{41}	—
{42}	Class A-2-B	—	—	—							{42}	—
{43}	Class A-3	—	—	—							{43}	—

{44} First Allocation of Principal											{44}	—

Class B Accrued Note Interest

	Class	Beginning Note Balance	Interest Rate	Days	Days Basis		Calculated Interest
{45}	Class B	135,420,000.00	1.42%	28	0.083333333		149,563.87				{45}	149,563.87

Class B Accrued Note Interest

	Class	Carryover Shortfall	Change from prior period	Carryover Shortfall per $1,000
{46}	Class B	—	—	—							{46}	—
{47} Second Allocation of Principal											{47}	—

Class C Accrued Note Interest

	Class	Beginning Note Balance	Interest Rate	Days	Days Basis		Calculated Interest
{48}	Class C	128,430,000.00	2.28%	28	0.083333333		227,749.20				{48}	227,749.20

Class C Accrued Note Interest

	Class	Carryover Shortfall	Change from prior period	Carryover Shortfall per $1,000
{49}	Class C	—	—	—							{49}	—

{50} Third Allocation of Principal											{50}	—

Class D Accrued Note Interest

	Class	Beginning Note Balance	Interest Rate	Days	Days Basis		Calculated Interest
{51}	Class D	100,450,000.00	3.05%	28	0.083333333		238,289.72				{51}	238,289.72

Class D Accrued Note Interest

	Class	Carryover Shortfall	Change from prior period	Carryover Shortfall per $1,000
{52}	Class D	—	—	—							{52}	—

{53} Fourth Allocation of Principal											{53}	—
{54} Reserve Account deposit											{54}	—
{55} Regular Allocation of Principal											{55}	34,476,670.37
{56} Optional Purchase Amount											{56}	—
{57} Distribution to residual interest holder											{57}	—

{58} Total Distribution Amount												{58}	39,659,796.84

IV. RECONCILIATION OF RESERVE ACCOUNT

{59} Beginning of period Reserve Account balance	{59}	25,430,268.75
{60} Deposit to Reserve Account	{60}	—
{61} Release from Reserve Account	{61}	—
{62} End of period Reserve Account balance			{62}	25,430,268.75
{63} Specified Reserve Account Balance (2.00% of the Pool Balance as of the Cut-Off Date)			{63}	25,430,268.75
{64} Change in Reserve Account balance from prior period			{64}	—

V. OVERCOLLATERALIZATION

{65} Targeted Overcollateralization			{65}	453,321,341.24
{i} 32.40% of the Pool Balance of the last day of the related Collection Period PLUS:		{i}	405,639,587.32
{ii} 3.75% of the Pool Balance as of the Cut-off Date		{ii}	47,681,753.92

{66} End of period Principal Balance of the Receivables		{66}	1,251,974,034.94
{67} End of period Note Balance		{67}	908,343,329.63
{68} Overcollateralization amount at the end of the Collection Period			{68}	343,630,705.31
{69} Overcollateralization % at the end of the Collection Period			{69}	27.45%

VI. STATISTICAL DATA

		Original	Previous	Current
{70} Principal Balance of the Receivables	{70}	1,271,513,437.74	n/a	1,251,974,034.94
{71} Weighted average coupon of the Receivables	{71}	18.98%	n/a	18.98%
{72} Weighted average original term of the Receivables	{72}	71.11	n/a	71.12
{73} Weighted average remaining term of the Receivables	{73}	67.57	n/a	66.74
{74} Number of Receivables	{74}	65,649	n/a	65,171

VII. DELINQUENCY

		Units	Dollars	Percentage
Receivables with Scheduled Payment Delinquent
{75} 31-60 days	{75}	644	11,977,869.38	0.96%
{76} 61-90 days	{76}	3	59,639.05	0.00%
{77} 91-120 days	{77}	—	—	0.00%
{78} 121 + days delinquent	{78}	—	—	0.00%
{79} Total	{79}	647	12,037,508.43	0.96%

{80} Aggregate Principal Balance of 60 Day Delinquent Receivables (all Receivables that are 60 or more days delinquent as of End of Collection Period)			{80}	415,964.86
{81} Delinquency Percentage as of the End of the Collection Period			{81}	0.03%
{82} Delinquency Trigger			{82}	35.00%
{83} Delinquency Trigger Occurred			{83}	No

VIII. REPOSSESSION INVENTORY

			Units	Dollars
{84} Beginning of period Repossessed Inventory		{84}	—	—
{85} Vehicles Repossessed in current period		{85}	31	573,285.93
{86} Repossessed vehicles sold in current period		{86}	—	—
{87} Repossessed vehicles reinstated in current period		{87}	—	—
{88} Repossessed vehicle adjustment in current period		{88}	—	—
{89} End of period Repossessed Inventory		{89}	31	573,285.93

IX. CUMULATIVE NET LOSS RATIO

			Units (a)	Dollars
{90} Receivables becoming Defaulted Receivables during period		{90}	—	—
{91} Cram Down Losses occurring during period		{91}	7	2,156.83
{92} Liquidation Proceeds collected during period		{92}	17	(4,995.14)
{93} Net losses during period		{93}		7,151.97
(a) Unit count represents # of instances in period per line item

		Net Loss for Period	Avg. Portfolio Balance (b)	Net Loss Ratio (c)
{94} Current Period Net Loss Ratio	{94}	7,151.97	1,261,743,736.34	0.00%

{95} Prior Period Net Loss Ratio	{95}	n/a	n/a	n/a
{96} Second Prior Period Net Loss Ratio	{96}	n/a	n/a	n/a
{97} Third Prior Period Net Loss Ratio	{97}	n/a	n/a	n/a
{98} Rolling 3 prior month average Net Loss Ratio	{98}			n/a
(b) Average Portfolio Balance calculated using (Beginning of Period Aggregate Balance + End of Period Aggregate Balance)/2
(c) Net Loss Ratio calculated using Net Loss for Period/Average Portfolio Balance for Period

{99} Cumulative Net losses since Cut-off Date (beginning of period)			{99}	—
{100} Net losses during period			{100}	7,151.97
{101} Other Adjustments			{101}	—
{102} Cumulative Net losses since Cut-off Date (end of period)			{102}	7,151.97

{103} Cumulative Net Loss Ratio (Net losses since the Cut-off Date / Pool Balance as of the Cut-off Date)			{103}	0.00%

X. CREDIT RISK RETENTION

On the Closing Date, Santander Consumer or another wholly-owned special purpose subsidiary of Santander Consumer retained a portion of the aggregate Percentage Interests of the Certificates (a) in order to satisfy the obligations of Santander Consumer under the requirements of the SEC’s credit risk retention rules 17 C.F.R. Part 246 (“Regulation RR”), and (b) in order to enable compliance by affected institutional investors with certain provisions of Articles 5 and 6 of Regulation (EU) 2017/2402 of December 12, 2017, together with any guidance published and regulatory technical and implementing standards adopted in relation thereto (collectively, the “EU Due Diligence and Retention Rules”), each as in effect and applicable on the Closing Date. The portion of the Certificates being retained to satisfy the requirements of Regulation RR and the EU Due Diligence and Retention Rules is referred to herein as the “Retained Interest.” As of the last day of the period covered by this report, the depositor or another wholly-owned special purpose subsidiary of Santander Consumer continues to retain the Retained Interest in accordance with Regulation RR and Santander Consumer continues to hold indirectly the Retained Interest for purposes of those EU Due Diligence and Retention Rules.

The depositor and its affiliates pledge retained securities as collateral for loans, repurchase agreements or other financing transactions from time to time. However, Santander Consumer has not transferred or hedged the Retained Interest except as permitted under Regulation RR and those EU Due Diligence and Retention Rules.

Santander Consumer has not changed the manner in which it retains the Retained Interest, except in accordance with Regulation RR and those EU Due Diligence and Retention Rules. Santander Consumer determined that the fair value, as of the Closing Date, of the Notes and the Certificates is $1,146,534,838, and that the fair value of the Certificates is approximately $203,714,838, which is approximately 17.77% of the fair value of the Notes and the Certificates. Santander Consumer, or an affiliate of Santander Consumer, retained all of the Certificates as of the Closing Date. The portion of the Retained Interest being retained to satisfy the requirements of Regulation RR is 28.14% Percentage Interest in the Certificates, which Santander Consumer determined to have a fair value of approximately $57,326,742 as of the Closing Date, which is 5.00% of the fair value of the Notes and the Certificates. [There were no material changes in the method or inputs and assumptions used by Santander Consumer to calculate the fair value of the Notes and the Certificates as of the Closing Date from the methods or inputs and assumptions used by Santander Consumer to calculate the fair value in the Preliminary Prospectus for the Notes dated June 4, 2020].

There was no material change in Santander Consumer’s, or an affiliate of Santander Consumer’s, interest in any securities issued by the issuer resulting from the purchase, sale or other acquisition or disposition of securities between the Closing Date and the last day of the period covered by this report.

No assets securitized by Santander Consumer USA Inc. (the “Securitizer”) and held by Drive Auto Receivables Trust 2020-2 were the subject of a demand to repurchase or replace for breach of the representations and warranties during the monthly distribution period from June 1, 2020 to June 31, 2020. Please refer to the Form ABS-15G filed by the Securitizer on January 30, 2020 for additional information. The CIK number of the Securitizer is 0001540151.

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this monthly Statement to Noteholders as dated below.

Santander Consumer USA Inc., as Servicer

By:	/s/ Jason Micheletto
Name:	Jason Micheletto
Title:	Vice President, Corporate Treasury Reporting
Date:	July 13, 2020

Drive Auto Receivables Trust (DRIVE)

Customer Extensions

Collection Period Ending: June 30, 2020

		Beginning	End of period aggregate
	End of period aggregate	Number of	Principal Balance of	Number of	Extension
Transaction Name	Principal Balance	Receivables	Extended Loans	Extended Loans	Rate (1)
DRIVE 2016-B	181,209,083.27	19,337	18,640,090.50	1,491	10.29%
DRIVE 2016-C	263,843,424.52	25,751	26,652,689.27	2,035	10.10%
DRIVE 2017-1	304,044,301.74	27,628	32,200,944.81	2,392	10.59%
DRIVE 2017-2	270,015,427.57	21,753	29,360,577.86	1,910	10.87%
DRIVE 2017-3	384,944,886.47	32,181	40,870,435.37	2,694	10.62%
DRIVE 2017-A	232,647,442.31	21,840	23,602,803.92	1,753	10.15%
DRIVE 2017-B	228,314,167.67	22,131	24,416,654.90	1,859	10.69%
DRIVE 2018-1	356,987,236.01	26,990	38,083,841.98	2,360	10.67%
DRIVE 2018-2	594,597,650.60	41,009	66,957,302.11	3,932	11.26%
DRIVE 2018-3	633,975,567.47	40,361	70,679,771.64	3,856	11.15%
DRIVE 2018-4	648,559,963.74	41,152	73,714,097.57	3,929	11.37%
DRIVE 2018-5	599,364,837.98	36,356	67,406,887.70	3,482	11.25%
DRIVE 2019-1	636,979,581.21	40,165	68,381,721.97	3,578	10.74%
DRIVE 2019-2	733,766,488.90	41,801	82,966,544.85	4,076	11.31%
DRIVE 2019-3	1,015,757,668.95	56,790	107,853,416.16	5,227	10.62%
DRIVE 2019-4	1,091,453,669.32	64,604	119,569,655.96	5,924	10.96%
DRIVE 2020-1	1,139,501,712.39	61,076	123,583,046.35	5,803	10.85%
DRIVE 2020-2	1,251,974,034.94	65,649	43,994,956.35	2,104	3.51%

(1)	End of period aggregate Principal Balance of Extended Loans as a percentage of End of period aggregate Principal Balance